Subsequent Events (Details)			12 Months Ended
	Jul. 24, 2015 USD ($) sector	Jun. 29, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 USD ($)
Subsequent Event [Line Items]
Total consideration transferred		$ 792,000,000	$ 0	$ 0	$ 792,000,000
Maximum borrowing capacity						$ 1,000,000,000.0
Subsequent Event [Member] | Merger Agreement with SNL [Member]
Subsequent Event [Line Items]
Total consideration transferred	$ 2,225,000,000
Number of sectors in global economy that acquiree serves | sector	5
Percentage of voting interests planned to be acquired	100.00%
Subsequent Event [Member] | Merger Agreement with SNL [Member] | Commitment Letter [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 1,000,000,000